Earnings per share (Tables)	3 Months Ended
Mar. 31, 2025
Earnings per share [abstract]
Schedule of Basic Earnings (Losses) Per Share
The basic earnings per share is measured by dividing the profit attributable to the Company’s shareholders by the weighted average number of common shares issued during the period, excluding the common shares acquired by the Company and held as treasury shares.

	03/31/2025	03/31/2024
Net income for the period attributed to Controlling shareholders'	6,340,760	215,392
Weighted average number of shares in the period – in thousands	1,264,118	1,309,612
Weighted average treasury shares – in thousands	(25,047)	(24,110)
Weighted average number of outstanding shares – in thousands	1,239,071	1,285,502
Basic earnings per common share – R$	5.11735	0.16755

Schedule of Diluted Earnings (Losses) Per Share
The diluted earnings per share is measured by adjusting the weighted average of outstanding common shares, assuming the conversion of all common shares with dilutive effects.

	03/31/2025	03/31/2024
Net income for the period attributed to Controlling shareholders'	6,340,760	215,392
Weighted average number of shares during the period (except treasury shares) – in thousands	1,239,071	1,285,502
Average number of potential shares (stock options) - in thousands	3,171	664
Weighted average number of shares (diluted) – in thousands	1,242,242	1,286,166
Diluted earnings per common share – R$	5.10429	0.16747